Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 25, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Rollforward of goodwill by segment
The changes in the carrying amount of goodwill by segment for 2015 and 2014 are as follows ($ in millions):

	NA Integrated Solutions & Services	ROW Integrated Solutions & Services	Global Products	Total

Gross goodwill	$2,104	$1,991	$1,824	$5,919
Accumulated impairment	(126)	(1,068)	(567)	(1,761)
Carrying amount of goodwill as of September 27, 2013	$1,978	$923	$1,257	$4,158
2014 activity:
Acquisitions/ Purchase accounting adjustments	10	15	(4)	21
Currency translation	(12)	(34)	(11)	(57)

Gross goodwill	$2,102	$1,972	$1,809	$5,883
Accumulated impairment	(126)	(1,068)	(567)	(1,761)
Carrying amount of goodwill as of September 26, 2014	$1,976	$904	$1,242	$4,122
2015 activity:
Acquisitions/ Purchase accounting adjustments	23	50	274	347
Currency translation	(29)	(168)	(36)	(233)

Gross goodwill	$2,096	$1,854	$2,047	$5,997
Accumulated impairment	(126)	(1,068)	(567)	(1,761)
Carrying amount of goodwill as of September 25, 2015	$1,970	$786	$1,480	$4,236

Schedule of intangible assets
The following table sets forth the gross carrying amount and accumulated amortization of the Company's intangible assets as of September 25, 2015 and September 26, 2014 ($ in millions):

	As of
	September 25, 2015		September 26, 2014
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Contracts and related customer relationships	$1,289	$993	$1,400	$1,113
Intellectual property	761	496	608	487
Other	9	5	29	15
Total	$2,059	$1,494	$2,037	$1,615
Non-Amortizable:
Intellectual property	$210		$214
Franchise rights	76		76
In-process research and development	20		—
Total	$306		$290